Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Dates
31-May-2023
Actual/360 Days
31
30/360 Days
30
15-Jun-2023
15-Jun-2023
Collection Period No.
5
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-May-2023
13-Jun-2023
14-Jun-2023
15-Jun-2023
15-May-2023
15-May-2023
Summary
Beginning
Balance
123,334,777.03
657,500,000.00
657,500,000.00
118,600,000.00
Principal
Payment
64,223,803.20
0.00
0.00
0.00
Ending
Balance
59,110,973.83
657,500,000.00
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
147.471420
0.000000
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.135731
1.000000
1.000000
1.000000
1,556,934,777.03
1,492,710,973.83
64,223,803.20
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,604,860,484.52
166,773,614.00
1,771,634,098.52
47,925,707.49
1,540,636,681.32
160,383,648.96
1,701,020,330.28
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
2,788,895.83
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
4.241667
3.758333
3.591667
Interest & Principal
Payment
64,223,803.20
2,788,895.83
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
147.471420
4.241667
3.758333
3.591667
$69,909,774.87
T
otal
$5,685,971.67

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
77,850,927.15
0.00
77,850,927.15
68,500,863.94
7,603,392.79
919,689.63
301,586.06
264,546.67
0.00
260,848.06
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,476,361.75
0.00
0.00
5,685,971.67
0.00
0.00
64,223,803.20
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
77,850,927.15
6,464,790.53
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,476,361.75
0.00
0.00
0.00
1,476,361.75
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,685,971.67
0.00
2,788,895.83
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
5,685,971.67
0.00
2,788,895.83
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,685,971.67
5,685,971.67
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
64,223,803.20
0.00
0.00
0.00
64,223,803.20
Aggregate Principal Distributabl
e
Amount
64,223,803.20
64,223,803.20
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,576.53
244,271.53
260,848.06
4,792,570.75
0.00
16,576.53
16,576.53
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Pool Statistics
Pool Data
4.90%
48.60
19.24
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,771,634,098.52
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,701,020,330.28
47,968
48,916
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
41,554,010.25
26,946,853.69
263,993.39
1,848,910.91
Pool Factor
80.32%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
47,968
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.32%
0.49%
0.15%
0.05%
100.00%
1,689,486,355.02
8,286,059.24
2,471,657.02
776,259.00
1,701,020,330.28
47,759
156
41
12
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.191%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
13,394.66
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.458%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
3,254,903.00
638,831.00
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
45
243
Losses
(1)
Amount
1,848,910.91
918,095.21
291,984.70
Number of Receivables
Number of Receivables
Amount
10,248,980.02
5,995,944.24
998,132.78
Current
Cumulative
0.154%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.442%
Prior Collection Period
0.778 % Second Prior
Collection
Period
0.346
%
Third
Prior
Collection
Period
0.266%